GOODWILL AND INTANGIBLE ASSETS (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 8,090,044	$ 2,729,000
Accumulated Amortization	(1,463,628)	(515,000)
Net	6,626,416	2,214,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,397,536	1,670,000
Accumulated Amortization	(721,840)	(279,000)
Net	2,675,696	1,391,000
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675,000	675,000
Accumulated Amortization	(236,250)	(135,000)
Net	438,750	540,000
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	897,745	310,000
Accumulated Amortization	(159,765)	(64,000)
Net	737,980	246,000
Software
Finite-Lived Intangible Assets [Line Items]
Gross	3,014,505	74,000
Accumulated Amortization	(329,465)	(37,000)
Net	2,685,040	37,000
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	105,258
Accumulated Amortization	(16,308)
Net	$ 88,950